Employees' Stock Incentive Plans and Management Incentive Plans (Unvested Stock Options) (Details) (USD $)	7 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended		7 Months Ended
	Dec. 29, 2013	Dec. 29, 2013	Apr. 29, 2012	Apr. 27, 2011	Jun. 07, 2013 Predecessor [Member]	Dec. 29, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]	Dec. 29, 2013 Successor [Member]	Jun. 07, 2013 Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Unvested options at beginning of period					3,961,000		4,190,000		0
Options granted, Number of Options	14,300,000	1,540,000	1,649,000	1,733,000		1,540,000		14,300,000
Options vested, number of options					(3,961,000)	(1,662,000)
Options forfeited, number of options						(107,000)
Unvested options at end of period					0		4,190,000	14,300,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested options, Weighted Grant Date Fair Value, Beginning Balance					$ 5.59		$ 5.43		$ 0.00
Options granted, Weighted Grant Date Fair Value						$ 5.79		$ 2.43
Options vested, Weighted Grant Date Fair Value					$ 5.59	$ 5.39
Options forfeited, Weighted Average Grant Date Fair Value						$ 5.61
Unvested options, Weighted Grant Date Fair Value, Ending Balance					$ 0.00		$ 5.43	$ 2.43	$ 0.00